Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2025	December 31, 2024
Computer, equipment and vehicles (5 year useful life)	$181,552	$181,552
Leasehold improvements (2 year useful life)	701,867	701,867
Less: accumulated depreciation	(459,145)	(431,717)
Total property and equipment, net	$424,274	$451,703

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Computer and office equipment (5-year useful life)	$181,552	$166,774
Leasehold improvements (5-year useful life)	701,867	501,226
Less: accumulated depreciation	(431,717)	(308,697)
Total property and equipment, net	$451,703	$359,303